Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net Loss		$ (22,230,000)	$ (207,729,000)	$ (371,053,000)
Less: net gain (loss) from discontinued operations		27,466,000	(125,512,000)	(229,850,000)
Net loss from continuing operations		(49,696,000)	(82,217,000)	(141,203,000)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation		(1,949,000)	10,239,000	13,149,000
Change in fair value and extinguishment of put right liabilities		(13,852,000)	1,118,000	(5,070,000)
Equity in loss of affiliates		1,038,000	11,404,000	64,707,000
Depreciation of property, equipment and software		261,000	475,000	206,000
Impairment of goodwill		0	23,041,000	0
Settlement of TJ Biopharma repurchase obligations		12,388,000
Amortization of right-of use assets		717,000	586,000	1,209,000
Impairment of fixed assets		622,000
Impairment of assets held for sale		624,000
Gain on disposal of property and equipment		(11,000)		(27,000)
Change in fair value of short-term and other investments			(221,000)	(1,898,000)
Recognition of deferred cost for planned dual listing				2,253,000
Changes in operating assets and liabilities
Prepayments and other receivables		(1,904,000)	28,000	(1,800,000)
Accruals and other payables		(213,000)	(35,681,000)	18,337,000
Other non-current liabilities		(106,000)	(894,000)	226,000
Operating lease liability, net		(588,000)	(575,000)	(1,217,000)
Accounts receivable				(2,755,000)
Contract assets				4,301,000
Net cash used in operating activities from continuing operations		(52,669,000)	(72,697,000)	(49,582,000)
Cash flows from investing activities
Proceeds from disposal of short-term and other investments		109,834,000	85,000,000	764,421,000
Purchase of short-term and other investments		(194,748,000)	(100,000,000)	(767,510,000)
Purchase of available-for-sale debt securities		(51,115,000)
Purchase of property, equipment and software		(48,000)	(164,000)	(2,091,000)
Proceeds from disposal of property and equipment		62,000
Net cash used in investing activities from continuing operations		(136,015,000)	(15,164,000)	(5,180,000)
Cash flows from financing activities
Payment for stock repurchases		(335,000)	(8,644,000)	(3,006,000)
Proceeds from exercise of stock options			407,000	6,918,000
Net cash (used in) generated from financing activities from continuing operations		(335,000)	(8,237,000)	3,912,000
Discontinued operations:
Net cash used in operating activities		(27,498,000)	(109,791,000)	(116,663,000)
Net cash (used in) generated from investing activities		(22,289,000)	26,077,000	73,216,000
Net cash (used in) generated from financing activities		(4,171,000)	9,911,000	2,805,000
Net cash used in discontinued operations		(53,958,000)	(73,803,000)	(40,642,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		573,000	5,197,000	14,197,000
Net decrease in cash and cash equivalents		(242,404,000)	(164,704,000)	(77,295,000)
Cash and cash equivalents, beginning of year		310,667,000	475,371,000	552,666,000
Cash and cash equivalents, end of year		68,263,000	310,667,000	475,371,000
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities		805,000	739,000	909,000
Right-of-use assets obtained in exchange for operating lease obligations		282,000	1,426,000
Other supplemental cash flow disclosures
Income tax paid				103,000
Non-cash activities
Payables for purchase of property, equipment and software				124,000
Unrealized loss on available-for-sale debt securities		8,168,000
Cash and cash equivalents		68,263,000	291,506,000	342,922,000
Restricted cash	[1]			5,000,000
Cash and cash equivalents in current assets of discontinued operations			10,843,000	8,894,000
Restricted cash in non-current assets of discontinued operations			8,318,000	118,555,000
Total cash and cash equivalents and restricted cash		$ 68,263,000	$ 310,667,000	$ 475,371,000

[1]	The $5.0 million of restricted cash represents cash deposits placed by I-Mab Hong Kong in connection with a December 2022 bank loan held by TJBio Shanghai. This borrowing was repaid in full and the restrictions on the cash deposits were released during 2023.